Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 99.8%

Communication Services — 14.2%
Alphabet, Inc., Class A	44,382	$15,001,116
Alphabet, Inc., Class C	38,582	13,061,165
AT&T, Inc.	59,416	1,557,293
Charter Communications, Inc., Class A*(a)	775	159,743
Comcast Corp., Class A	30,760	915,110
Electronic Arts, Inc.	1,932	393,973
Live Nation Entertainment, Inc.*(a)	1,356	197,230
Pinterest, Inc., Class A*	5,224	115,607
Take-Two Interactive Software, Inc.*	1,477	325,383
Verizon Communications, Inc.	34,836	1,550,899
Versant Media Group, Inc.*	1,232	40,139
Walt Disney Co. (The)	15,663	1,766,786
Warner Bros Discovery, Inc.*	21,067	580,185
Warner Music Group Corp., Class A	1,126	33,758
Total Communication Services		35,698,387

Consumer Discretionary — 15.6%
Airbnb, Inc., Class A*	3,580	463,145
Amazon.com, Inc.*	53,494	12,801,114
AutoZone, Inc.*	134	496,375
Chipotle Mexican Grill, Inc.*	11,345	440,980
DoorDash, Inc., Class A*	1,481	303,042
eBay, Inc.	3,976	362,691
Hilton Worldwide Holdings, Inc.	1,958	584,483
Home Depot, Inc. (The)	8,287	3,104,227
Lowe’s Cos., Inc.	4,692	1,253,046
Lululemon Athletica, Inc.*	857	149,547
Marriott International, Inc., Class A	1,968	620,510
McDonald’s Corp.	6,104	1,922,760
MercadoLibre, Inc.*	403	865,559
NIKE, Inc., Class B	9,667	597,517
NVR, Inc.*	21	160,350
O’Reilly Automotive, Inc.*	6,918	680,800
PulteGroup, Inc.	1,629	203,772
Royal Caribbean Cruises Ltd.	2,070	672,026
Starbucks Corp.	9,232	848,882
Tesla, Inc.*	24,237	10,431,847
TJX Cos., Inc. (The)	9,563	1,432,633
Tractor Supply Co.	4,405	224,126
Ulta Beauty, Inc.*	384	248,586
Yum! Brands, Inc.	2,347	364,959
Total Consumer Discretionary		39,232,977

Consumer Staples — 3.8%
Archer-Daniels-Midland Co.	4,038	271,798
Church & Dwight Co., Inc.	2,044	196,735
Colgate-Palmolive Co.	6,832	616,861
Dollar Tree, Inc.*	1,614	189,790
Estee Lauder Cos., Inc. (The), Class A	1,836	211,654
General Mills, Inc.	4,550	210,483
Hershey Co. (The)	1,249	243,243
Kenvue, Inc.	16,529	287,605
Keurig Dr Pepper, Inc.	11,159	306,203
Kimberly-Clark Corp.	2,837	283,672
Kraft Heinz Co. (The)(a)	7,346	174,394
Kroger Co. (The)	5,227	328,517
McCormick & Co., Inc.	2,184	135,037
Mondelez International, Inc., Class A	10,919	638,434
PepsiCo, Inc.	11,694	1,796,549
Procter & Gamble Co. (The)	19,491	2,958,149
Sysco Corp.	4,064	340,766
Target Corp.	3,951	416,712
Total Consumer Staples		9,606,602

Energy — 1.1%
Baker Hughes Co.	8,185	458,687
Cheniere Energy, Inc.	1,797	380,101
Halliburton Co.	7,342	246,104
Marathon Petroleum Corp.	2,603	458,623
ONEOK, Inc.	5,289	418,836
	Shares	Value
Common Stocks (continued)

Energy (continued)
Targa Resources Corp.	1,846	$371,009
Valero Energy Corp.	2,672	484,781
Total Energy		2,818,141

Financials — 13.5%
Aflac, Inc.	4,095	454,340
Allstate Corp. (The)	2,232	444,146
American Express Co.	4,603	1,621,038
Ameriprise Financial, Inc.	807	425,442
Apollo Global Management, Inc.	3,777	508,158
Arch Capital Group Ltd.*	3,073	295,131
Arthur J Gallagher & Co.	2,178	543,128
Bank of America Corp.	54,523	2,900,624
Bank of New York Mellon Corp. (The)	6,232	747,341
Capital One Financial Corp.	5,449	1,192,950
Cboe Global Markets, Inc.	898	238,024
Cincinnati Financial Corp.	1,313	211,249
Citigroup, Inc.	7,693	890,157
Citizens Financial Group, Inc.	3,730	234,915
CME Group, Inc.	3,070	887,414
Coinbase Global, Inc., Class A*	921	179,355
Corpay, Inc.*	289	90,928
Everest Re Group Ltd.	358	118,598
Fidelity National Information Services, Inc.	4,375	241,719
Fifth Third Bancorp	5,627	282,588
Fiserv, Inc.*	4,622	294,560
Global Payments, Inc.	2,033	145,847
Hartford Insurance Group, Inc. (The)	2,410	325,495
Huntington Bancshares, Inc.	12,619	220,580
Intercontinental Exchange, Inc.	4,863	845,092
KKR & Co., Inc.	6,117	698,928
M&T Bank Corp.	1,348	298,676
Markel Group Inc.*	112	228,552
Marsh & McLennan Cos., Inc.	4,193	789,081
Mastercard, Inc., Class A	6,763	3,643,837
MetLife, Inc.	2,368	186,788
Moody’s Corp.	1,300	670,228
Morgan Stanley	5,300	968,840
MSCI, Inc.	645	392,947
Nasdaq, Inc.	3,690	357,524
Northern Trust Corp.	1,642	245,364
PayPal Holdings, Inc.	7,984	420,677
PNC Financial Services Group, Inc. (The)	3,440	768,152
Principal Financial Group, Inc.	1,933	183,094
Progressive Corp. (The)	5,089	1,058,512
Prudential Financial, Inc.	3,017	335,219
Raymond James Financial, Inc.	1,570	260,400
Regions Financial Corp.	7,708	219,678
S&P Global, Inc.	2,584	1,363,809
Synchrony Financial	3,211	233,215
Travelers Cos., Inc. (The)	1,915	544,837
US Bancorp	12,947	726,456
Visa, Inc., A Shares	14,326	4,610,537
W R Berkley Corp.	2,582	177,074
Willis Towers Watson PLC	843	267,627
Total Financials		33,988,871

Health Care — 7.4%
Agilent Technologies, Inc.	2,346	314,012
Alnylam Pharmaceuticals, Inc.*	1,018	344,145
Biogen, Inc.*	1,218	219,106
Boston Scientific Corp.*	12,025	1,124,698
Bristol-Myers Squibb Co.	16,933	932,162
Cardinal Health, Inc.	2,035	437,281
Cencora, Inc.	1,476	530,209
Cigna Group (The)	2,223	609,347
Dexcom, Inc.*	3,411	249,139
Edwards Lifesciences Corp.*	4,778	388,738
Elevance Health, Inc.	1,924	665,204
Gilead Sciences, Inc.	10,465	1,485,507

Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Health Care (continued)
Humana, Inc.	1,005	$196,176
IDEXX Laboratories, Inc.*	668	447,867
Intuitive Surgical, Inc.*	2,963	1,494,004
IQVIA Holdings, Inc.*	1,398	321,750
Labcorp Holdings, Inc.	713	193,594
McKesson Corp.	1,050	872,770
Medtronic PLC	10,799	1,111,865
Mettler-Toledo International, Inc.*	169	232,078
Quest Diagnostics, Inc.	940	175,808
Regeneron Pharmaceuticals, Inc.	834	618,369
ResMed, Inc.	1,191	307,647
Royalty Pharma PLC, Class A	3,247	135,335
STERIS PLC	827	217,170
Stryker Corp.	2,833	1,046,963
Thermo Fisher Scientific, Inc.	3,171	1,834,772
Veeva Systems, Inc., Class A*	1,237	252,249
Vertex Pharmaceuticals, Inc.*	2,110	991,489
Waters Corp.*	501	185,731
West Pharmaceutical Services, Inc.	582	134,512
Zimmer Biomet Holdings, Inc.	1,665	144,972
Zoetis, Inc.	3,702	462,084
Total Health Care		18,676,753

Industrials — 6.9%
Automatic Data Processing, Inc.	3,424	845,112
Axon Enterprise, Inc.*	624	301,754
Broadridge Financial Solutions, Inc.	965	190,211
Carrier Global Corp.	6,605	393,526
Cintas Corp.	2,880	551,203
Delta Air Lines, Inc.	5,607	369,445
Dover Corp.	1,166	234,937
Emerson Electric Co.	2,366	347,707
Equifax, Inc.	1,047	210,866
Fastenal Co.	9,550	414,088
FedEx Corp.	1,860	599,385
Ferguson Enterprises, Inc.	1,446	365,057
Fortive Corp.	2,903	153,307
GE Vernova, Inc.	2,307	1,675,736
General Electric Co.	9,089	2,788,414
Howmet Aerospace, Inc.	3,428	713,298
Illinois Tool Works, Inc.	2,447	639,303
Ingersoll Rand, Inc.	3,405	293,137
Johnson Controls International PLC	5,645	673,223
Old Dominion Freight Line, Inc.	1,518	262,918
Otis Worldwide Corp.	3,390	289,574
Paychex, Inc.	2,771	285,773
Quanta Services, Inc.	1,256	596,135
Rockwell Automation, Inc.	952	401,411
Trane Technologies PLC	1,888	794,055
United Parcel Service, Inc., Class B	6,446	684,694
United Rentals, Inc.	545	426,223
Verisk Analytics, Inc.	1,163	252,906
Waste Management, Inc.	3,383	751,838
Westinghouse Air Brake Technologies Corp.	1,418	326,339
WW Grainger, Inc.	365	394,178
Xylem, Inc.	2,047	282,220
Total Industrials		17,507,973

Information Technology — 30.4%
Accenture PLC, Class A	5,699	1,502,484
Adobe, Inc.*	3,567	1,046,023
Advanced Micro Devices, Inc.*	14,007	3,315,877
Amdocs Ltd.	928	76,040
Analog Devices, Inc.	4,131	1,284,245
Apple, Inc.	44,663	11,589,155
Applied Materials, Inc.	6,787	2,187,586
Atlassian Corp., Class A*	1,447	171,007
Autodesk, Inc.*	1,790	452,637
Cadence Design Systems, Inc.*	2,313	685,481
CDW Corp.	1,130	142,821
	Shares	Value
Common Stocks (continued)

Information Technology (continued)
Cisco Systems, Inc.	34,496	$2,701,727
Cognizant Technology Solutions Corp., Class A	4,194	344,160
Corning, Inc.	7,036	726,467
Crowdstrike Holdings, Inc., Class A*	2,136	942,841
Dell Technologies, Inc., Class C	2,528	289,304
Fair Isaac Corp.*	195	285,318
Fortinet, Inc.*	5,071	412,070
Gartner, Inc.*	626	131,216
Gen Digital, Inc.	4,674	112,129
Hewlett Packard Enterprise Co.	11,968	257,551
HP, Inc.	7,862	152,837
HubSpot, Inc.*	437	122,360
Intel Corp.*	39,147	1,819,161
International Business Machines Corp.	4,023	1,233,854
Intuit, Inc.	2,260	1,127,559
Keysight Technologies, Inc.*	1,467	317,356
KLA Corp.	1,138	1,624,996
Lam Research Corp.	11,250	2,626,425
Marvell Technology, Inc.	6,613	521,898
Micron Technology, Inc.	10,194	4,229,287
Microsoft Corp.	51,631	22,216,303
MongoDB, Inc.*	687	255,104
Monolithic Power Systems, Inc.	395	444,039
Motorola Solutions, Inc.	1,414	569,192
NetApp, Inc.	1,708	164,566
ON Semiconductor Corp.*	3,535	211,711
Palo Alto Networks, Inc.*	5,633	996,872
QUALCOMM, Inc.	9,300	1,409,787
Roper Technologies, Inc.	905	335,963
Salesforce, Inc.	7,924	1,682,186
Seagate Technology Holdings PLC	1,720	701,227
ServiceNow, Inc.*	8,905	1,041,974
Snowflake, Inc., Class A*	2,685	517,400
Synopsys, Inc.*	1,583	736,277
TE Connectivity PLC	2,549	567,866
Texas Instruments, Inc.	7,627	1,644,000
Trimble, Inc.*	1,992	134,659
VeriSign, Inc.	675	164,855
Workday, Inc., Class A*	1,862	327,023
Zscaler, Inc.*	837	167,408
Total Information Technology		76,720,284

Materials — 3.0%
Air Products and Chemicals, Inc.	1,662	452,895
CRH PLC	5,970	730,788
DuPont de Nemours, Inc.	3,606	158,375
Ecolab, Inc.	2,105	593,589
Freeport-McMoRan, Inc.	12,155	732,096
Linde PLC	3,924	1,793,150
Martin Marietta Materials, Inc.	506	329,887
Newmont Corp.	9,867	1,108,557
Nucor Corp.	1,950	346,554
Packaging Corp. of America	743	165,355
PPG Industries, Inc.	1,913	221,200
Sherwin-Williams Co. (The)	1,898	673,107
Vulcan Materials Co.	1,112	334,200
Total Materials		7,639,753

Real Estate — 2.7%
American Tower Corp.	4,023	721,243
AvalonBay Communities, Inc.	1,207	214,448
CBRE Group, Inc., Class A*	2,469	420,545
Crown Castle, Inc.	3,758	326,232
Digital Realty Trust, Inc.	2,890	479,596
Equinix, Inc.	839	688,760
Equity Residential	2,913	181,538
Essex Property Trust, Inc.	543	136,765
Extra Space Storage, Inc.	1,769	244,069
Invitation Homes, Inc.	4,735	126,567

Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Real Estate (continued)
Iron Mountain, Inc.	2,544	$234,379
Prologis, Inc.	7,898	1,031,163
Public Storage	1,313	362,637
SBA Communications Corp.	912	167,908
Ventas, Inc.	3,826	297,165
Welltower, Inc.	5,485	1,033,155
Weyerhaeuser Co.	6,323	163,007
Total Real Estate		6,829,177

Utilities — 1.2%
American Water Works Co., Inc.	1,658	214,098
Edison International	3,231	201,227
Eversource Energy	3,245	224,327
Exelon Corp.	8,626	386,272
NextEra Energy, Inc.	16,898	1,485,334
Public Service Enterprise Group, Inc.	4,259	350,771
Sempra	2,733	237,798
Total Utilities		3,099,827

Total Common Stocks
(Cost $218,543,119)		251,818,745

Short-Term Investment — 0.1%

Money Market Funds — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%(b)
(Cost $276,738)	276,738	276,738

Total Investments — 99.9% (Cost $218,819,857)		252,095,483
Other Assets and Liabilities, Net — 0.1%		141,084
Net Assets — 100.0%		$252,236,567

Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (continued)

January 31, 2026 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $512,127; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $518,195.
(b)	Reflects the 1-day yield at January 31, 2026.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$251,818,745	$—	$—	$251,818,745
Short-Term Investment:
Money Market Funds	276,738	—	—	276,738
Total Investments in Securities	$252,095,483	$—	$—	$252,095,483

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.